Cover	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	true
Document Financial Statement Restatement Recovery Analysis [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
ICFR Auditor Attestation Flag	true
Amendment Flag	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	ELLOMAY CAPITAL LTD.
Entity Central Index Key	0000946394
Entity File Number	001-35284
Entity Incorporation, State or Country Code	L3
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	18 Rothschild Boulevard
Entity Address, Address Line Two	1st floor
Entity Address, City or Town	Tel Aviv
Entity Address, Country	IL
Entity Address, Postal Zip Code	6688121
Entity Listings [Line Items]
Title of 12(b) Security	Ordinary Shares, par value NIS 10.00 per share
Trading Symbol	ELLO
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	12,852,585
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Kalia Rubenbach
Contact Personnel Fax Number	972-77-344-6856
Entity Address, Address Line One	18 Rothschild Boulevard
Entity Address, Address Line Two	1st floor
Entity Address, City or Town	Tel Aviv
Entity Address, Country	IL
Entity Address, Postal Zip Code	6688121
Entity Phone Fax Numbers [Line Items]
City Area Code	+972
Local Phone Number	3-797-1111